Condensed Consolidating Financial Information (Consolidation Information) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Investment in subsidiaries	$ 0	$ 0
Equity - Western	$ 1,219,234	1,299,297
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	100.00%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	66.40%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.30%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	100.00%
Reportable Legal Entities [Member] | Parent Company [Member]
Segment Reporting Information [Line Items]
Investment in subsidiaries	$ 3,994,766	3,964,578
Equity - Western	1,219,234	1,299,297
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Segment Reporting Information [Line Items]
Investment in subsidiaries	0	0
Equity - Western	$ 3,235,487	$ 3,194,986